UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund

The fund's portfolio
8/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
MUNICIPAL BONDS AND NOTES (95.4%)(a)
	Rating(RAT)	Principal amount	Value

Arizona (6.3%)

AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev. Bonds, Ser. A, 5s, 12/1/22	Aa1	$75,000	$91,111

AZ Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	54,986

AZ State COP, Ser. A, AGM, 5 1/4s, 10/1/20	AA	50,000	58,277

AZ State Trans. Board Hwy. Rev. Bonds (Maricopa Cnty.)
5s, 7/1/24	Aa1	70,000	82,333
4 1/4s, 7/1/19	Aa1	70,000	80,014

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/4s, 5/15/21	A-	75,000	85,313

Pima Cnty., Swr. Rev. Bonds, Ser. A, 5s, 7/1/20	AA-	100,000	119,326

Scottsdale, Rev. Bonds, 5s, 7/1/20 (Prerefunded 7/1/16)	AAA	25,000	27,147

Scottsdale, Muni. Property Corp. Excise Tax Rev. Bonds, 5s, 7/1/25	AAA	100,000	122,731

			721,238
California (16.3%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(O'Connor Woods), 5s, 1/1/23	A	75,000	86,333
(Episcopal Sr. Cmntys.), 5s, 7/1/22	BBB+/F	50,000	56,554

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A
5s, 10/1/24	A3	25,000	29,844
5s, 10/1/21	A3	25,000	29,980

CA Edl. Fac. Auth. Rev. Bonds (Loyola-Marymount U.), Ser. A
5s, 10/1/17	A2	40,000	45,289
4s, 10/1/20	A2	60,000	66,620

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Northern CA Retired Officers), 5s, 1/1/20	A	100,000	117,958
(Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/14	Aa3	100,000	100,977

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5s, 2/1/18	Baa1	50,000	54,223

CA State Dept. of Wtr. Resources Rev. Bonds, Ser. M, 4s, 5/1/16	Aa2	50,000	53,075

CA State Pub. Wks. Board Rev. Bonds
(Judicial Council Projects), Ser. A, 5s, 3/1/20	A1	100,000	118,731
(Regents U.), Ser. C, NATL, FGIC, 4s, 9/1/20 (Escrowed to maturity)	Aaa	30,000	34,767

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), 1.9s, 4/1/28	Aa3	100,000	100,686

CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Sutter Hlth.), Ser. A, 5s, 8/15/22	Aa3	100,000	117,723

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	BBB+	25,000	27,028

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/21	A1	100,000	120,017

Los Angeles Cnty., Redev. Auth. Tax Alloc. Bonds (Various Redev. Areas), Ser. D, AGM, 5s, 9/1/28	AA	100,000	113,300

Los Angeles, Harbor Dept. Rev. Bonds, Ser. A, NATL, 5s, 8/1/16	Aa2	100,000	106,360

Los Angeles, Unified School Dist. G.O. Bonds, Ser. I, 5s, 7/1/20	Aa2	75,000	89,369

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/23	A+	25,000	30,519

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 5 1/2s, 8/1/23	BBB/P	75,000	88,023

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (Sr. Lien - 91 Express Lane), 5s, 8/15/29	AA-	100,000	115,166

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/18	AA-	20,000	21,481

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 5s, 7/1/22	A2	50,000	57,880

Sweetwater, G.O. Bonds, Ser. C, AGM, zero %, 8/1/20	AA	50,000	42,130

Turlock, Irrigation Dist. Rev. Bonds, 5s, 1/1/23	A+	40,000	46,220

			1,870,253
Colorado (2.6%)

CO State Hlth. Fac. Auth. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5s, 12/1/22	A3	75,000	85,680

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5 1/2s, 11/15/19	A1	70,000	84,025
5s, 11/15/20	A1	30,000	35,547

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	80,000	90,717

			295,969
Florida (4.9%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. P-2, 5s, 10/1/23	A1	40,000	47,690

Escambia Cnty., Hlth. Facs. Auth. Rev. Bonds (Baptist Hosp., Inc.), 5s, 8/15/18	A3	100,000	111,694

FL State Auth. Utility Rev. Bonds (Golden Gate Util.), AGM, 5s, 7/1/22	AA	75,000	87,437

FL State Board of Ed. G.O. Bonds, Ser. B, 5s, 6/1/21	AAA	25,000	29,781

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 5 1/4s, 10/1/19	A2	50,000	59,317

Jea, Rev. Bonds, Ser. B, 4s, 10/1/22	Aa3	25,000	27,473

Manatee Cnty., Rev. Bonds, NATL, 5s, 10/1/17 (Prerefunded 10/1/16)	Aa2	30,000	32,895

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/22	A3	50,000	59,458

Orange Cnty., Rev. Bonds, Ser. C, 5s, 1/1/24	Aa2	55,000	67,553

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4 3/4s, 5/1/22	Aa3	40,000	43,539

			566,837
Hawaii (0.8%)

Honolulu City & Cnty., G.O. Bonds
Ser. B, 5s, 11/1/22	Aa1	25,000	30,619
Ser. F, 5s, 9/1/17	Aa1	50,000	56,513

			87,132
Illinois (7.5%)

Chicago, G.O. Bonds, Ser. A, 4s, 1/1/24	A+	75,000	75,754

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5 1/4s, 1/1/27	A2	100,000	114,637
Ser. A, 5s, 1/1/22	A2	75,000	87,586

Chicago, Waste Wtr. Transmission Rev. Bonds, NATL, 5 1/2s, 1/1/17	AA-	75,000	82,390

Chicago, Wtr. Reclamation Dist. G.O. Bonds
5s, 12/1/35 (Prerefunded 12/1/16)	Aa1	70,000	77,278
Ser. A, 5s, 12/1/21	AAA	25,000	30,014
Ser. B, 5s, 12/1/21	AAA	75,000	90,041

IL State G.O. Bonds, 5s, 7/1/23	A3	50,000	55,410

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-2, AGM, 5s, 1/1/27 (Prerefunded 7/1/16)	AA	150,000	162,734

Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5 1/4s, 6/1/21	A	20,000	23,637
5 1/4s, 6/1/20	A	50,000	58,535

			858,016
Maryland (1.2%)

Baltimore, Board of School Comm. Rev. Bonds, 5s, 5/1/16	Aa1	100,000	107,180

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	30,000	35,829

			143,009
Massachusetts (4.8%)

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 5s, 7/1/26	A1	100,000	117,691

MA State Dev. Fin. Agcy. Rev. Bonds (MA College Pharmacy Allied)
Ser. E, AGM, 5s, 7/1/17	AA	25,000	27,528
4s, 7/1/22	A1	60,000	66,404

MA State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (4/1/16) (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,071

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Partners Hlth. Care Syst.)
Ser. J-2, 4 1/4s, 7/1/17	Aa2	50,000	55,075
4s, 7/1/19	Aa2	15,000	16,986

MA State Port Auth. Rev. Bonds, Ser. B, 5s, 7/1/17	Aa3	75,000	84,252

MA State School Bldg. Auth. Sr. Sales Tax Rev. Bonds, Ser. B, 5s, 10/15/17	AA+	65,000	73,918

MA State Tpk. Auth. Rev. Bonds, Ser. A, FHLMC Coll., FNMA Coll.,GNMA Coll., 5 1/8s, 1/1/23 (Escrowed to maturity)	Aaa	50,000	60,527

			552,452
Michigan (4.7%)

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A
4s, 7/1/19	Aa3	50,000	55,158
4s, 7/1/18	Aa3	50,000	54,786

MI State Rev. Bonds, AGM, 5 1/2s, 11/1/20	AA+	50,000	61,590

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	53,138

MI State Hosp. Fin. Auth. Mandatory Put Bonds (4/1/20) (Ascension Hlth.), 1.95s, 11/15/47	AA+	75,000	75,873

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth. Syst.), 5s, 11/15/19	A3	65,000	74,751

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5s, 5/1/22	AA	100,000	120,021

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5s, 12/1/17	A2	35,000	39,323

			534,640
Minnesota (3.7%)

Jordan, Indpt. School Bldg. G.O. Bonds (Dist. No. 717), Ser. A, 4s, 2/1/25	Aa2	90,000	100,686

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5s, 5/1/21	Baa1	75,000	78,567

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
5s, 1/1/20	A	20,000	23,502
Ser. C, 3s, 1/1/17	A	20,000	21,107

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/23	A2	75,000	89,066

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 4s, 1/1/19	Aa3	100,000	112,394

			425,322
Mississippi (1.0%)

MS State G.O. Bonds, Ser. H, 4s, 12/1/21	Aa2	100,000	114,726

			114,726
Missouri (1.0%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5s, 6/1/19	A+	100,000	115,118

			115,118
Nebraska (0.8%)

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/19	A1	75,000	87,320

			87,320
Nevada (2.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. 08-E, 4s, 7/1/17	Aa3	150,000	164,531

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 5s, 6/1/24	BB/P	25,000	26,907

NV State G.O. Bonds, 5s, 8/1/20	Aa2	55,000	65,879

			257,317
New Hampshire (0.2%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.), Ser. A, 5 1/4s, 10/1/19	Baa1	25,000	28,578

			28,578
New Jersey (7.5%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds, 5s, 10/1/22	Aa2	100,000	119,386

NJ State G.O. Bonds, Ser. Q, 5s, 8/15/21	A1	65,000	76,842

NJ State Econ. Dev. Auth. Rev. Bonds (School Fac. Construction), Ser. K, AMBAC, 5 1/2s, 12/15/19	A2	145,000	169,911

NJ State Edl. Fac. Auth. Rev. Bonds
(Montclair St. U.), Ser. J, NATL, 5 1/4s, 7/1/17	A1	50,000	56,367
(Ramapo College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	54,044

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 5 3/4s, 7/1/15	BBB-	10,000	10,255
5s, 9/15/23	A2	75,000	87,758
(Holy Name Med. Ctr.), 4 1/2s, 7/1/20	Baa2	25,000	27,694
(Hackensack U. Med. Ctr.), 4 1/2s, 1/1/17	A3	25,000	26,964
(St. Barnabas Hlth.), Ser. A, 4 3/8s, 7/1/20	Baa1	15,000	16,739
(Holy Name Med. Ctr.), 4 1/4s, 7/1/18	Baa2	60,000	65,595

NJ State Tpk. Auth. Rev. Bonds, Ser. A, 5s, 1/1/21	A+	100,000	118,587

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, 5s, 6/15/20	A2	25,000	28,736

			858,878
New York (7.8%)

Niagara Area Dev. Corp. Rev. Bonds (Niagra U.), Ser. A, 5s, 5/1/18	BBB+	100,000	110,715

NY City, G.O. Bonds
Ser. C-1, 5s, 10/1/18	Aa2	25,000	28,273
Ser. H, 4s, 3/1/23	Aa2	95,000	106,847

NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. C-1, 3 3/4s, 11/1/16	Aa2	25,000	26,255

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. AA, 5s, 6/15/16	AA+	35,000	37,919
Ser. EE, 5s, 6/15/16 ( (Escrowed to maturity)	AA+	30,000	32,502

NY State Dorm. Auth. Rev. Bonds (Mount Sinai Hosp.), Ser. A, 4s, 7/1/20	A2	25,000	27,867

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Fordham U.), 5s, 7/1/17	A2	30,000	33,485

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.), Ser. AA, 3.8s, 5/1/20	Aa2	50,000	53,874

NY State Urban Dev. Corp. Rev. Bonds
(State Personal Income Tax), Ser. A-2, NATL, 5 1/2s, 3/15/21	AAA	125,000	153,894
Ser. B, 5s, 1/1/18	AA	25,000	28,483

Port Auth. NY & NJ Rev. Bonds, 5s, 7/15/24	Aa3	100,000	113,897

Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 5s, 6/1/17	AA	25,000	27,987

Triborough, Bridge & Tunnel Auth. Rev. Bonds, Ser. B, 5s, 11/15/23	Aa3	50,000	60,992

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 4s, 1/1/23	BBB/F	50,000	52,902

			895,892
North Carolina (1.5%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, 6s, 1/1/22	AA	50,000	61,608

NC State Muni. Pwr. Agcy. No. 1 Catawba Elec. Rev. Bonds, Ser. A, 5 1/4s, 1/1/19	A2	95,000	108,103

			169,711
Ohio (2.8%)

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 4s, 1/1/21	BBB	50,000	52,389

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 5s, 11/15/23	A-	50,000	57,334

OH State G.O. Bonds (Higher Ed.), Ser. A
5s, 8/1/22	Aa1	50,000	61,249
5s, 2/1/22	Aa1	25,000	30,374

OH State Tpk. Comm. Rev. Bonds, 5s, 2/15/27	A1	100,000	115,712

			317,058
Oregon (0.5%)

Yamhill Cnty., G.O. Bonds (McMinnville-School Dist. #40), AGM, 5s, 6/15/26 (Prerefunded 6/15/17)	Aa1	50,000	56,116

			56,116
Pennsylvania (5.3%)

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (U. Student Housing, LLC), 3s, 8/1/19	Baa3	100,000	100,590

Cumberland Cnty., Muni. Auth. Rev. Bonds (Dickinson College), 5s, 11/1/18	A+	25,000	28,304

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA), 5s, 7/1/30	Baa3	40,000	42,398

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	40,000	41,198

Gen. Auth. of South Central Rev. Bonds (York College of PA), 4s, 11/1/19	A	30,000	32,864

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A
5.1s, 7/1/20	BBB+	25,000	27,888
5s, 7/1/18	BBB+	25,000	27,865

Northampton Cnty., Hosp. Auth. Rev. Bonds, Ser. A, 5s, 8/15/20	A3	25,000	28,286

PA Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35s, 10/1/23	AA+	100,000	100,138

PA State G.O. Bonds, Ser. 2, 5s, 2/15/22	AA	30,000	34,501

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area), 5 1/4s, 3/1/20	A1	25,000	29,163
(Northampton Cnty. Area Cmnty. College), Ser. A, 5s, 6/15/28	AA	50,000	56,227

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, AGM, 5s, 8/1/22	AA	55,000	63,257

			612,679
Texas (6.6%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Life School of Dallas), Ser. A, PSFG, 5s, 8/15/26	AAA	100,000	121,208

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	75,000	81,127

Crowley, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 8/1/19	Aaa	75,000	88,584

Midland, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/18	Aaa	80,000	91,637

North TX, Tollway Auth. Mandatory Put Bonds (1/1/16), Ser. E-3, 5 3/4s, 1/1/38	A2	100,000	106,702

San Antonio, G.O. Bonds, 4s, 2/1/16	Aaa	150,000	157,968

TX State G.O. Bonds, 5s, 4/1/16	Aaa	100,000	107,462

			754,688
Virginia (0.6%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	60,000	66,807

			66,807
Washington (4.0%)

Energy N W, Elec. Pwr. Rev. Bonds (Bonneville Pwr. Administration), Ser. 3-A, 5s, 7/1/15	Aa1	125,000	130,017

Seattle, Light & Pwr. Rev. Bonds, Ser. A, 5s, 2/1/26	Aa2	100,000	114,589

WA State G.O. Bonds, Ser. C, 4s, 2/1/19	Aa1	150,000	169,220

WA State Hlth. Care Fac. Auth. Rev. Bonds (Swedish Hlth. Svcs.), Ser. A, 4s, 11/15/18 (Escrowed to maturity)	AAA/F	40,000	45,237

			459,063
Wisconsin (0.8%)

WI State Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/29	AA+	75,000	87,035

			87,035
TOTAL INVESTMENTS

Total investments (cost $10,731,172)(b)			$10,935,854

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through August 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $10,731,172, resulting in gross unrealized appreciation and depreciation of $221,699 and $17,017, respectively, or net unrealized appreciation of $204,682.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.60%
	Transportation	14.9
	State debt	14.2
	Healthcare	13
	Local debt	11.5

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$10,935,854	$—

Totals by level	$—	$10,935,854	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2014